GROUP STRUCTURE (Details 11)	12 Months Ended
Dec. 31, 2023
Argentinian Production 1 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Río Neuquén
Location	Río Negro and Neuquén
Operator name	YPF
Duration up to	2027/2051
Argentinian Production 1 [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Direct participation	31.42%
Argentinian Production 1 [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Direct participation	33.07%
Argentinian Production 2 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Sierra Chata
Location	Neuquén
Direct participation	45.55%
Operator name	PAMPA
Duration up to	2053
Argentinian Production 3 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	El Mangrullo
Location	Neuquén
Direct participation	100.00%
Operator name	PAMPA
Duration up to	2053
Argentinian Production 4 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	La Tapera - Puesto Quiroga
Location	Chubut
Direct participation	3567.00%
Operator name	Tecpetrol
Duration up to	2027
Argentinian Production 5 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	El Tordillo
Location	Chubut
Direct participation	35.67%
Operator name	Tecpetrol
Duration up to	2027
Argentinian Production 6 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Aguaragüe
Location	Salta
Direct participation	15.00%
Operator name	Tecpetrol
Duration up to	2037
Argentinian Production 7 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Gobernador Ayala
Location	Mendoza
Direct participation	22.51%
Operator name	Pluspetrol
Duration up to	2036
Argentinian Production 8 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Río Limay este (Ex Senillosa)
Location	Neuquén
Direct participation	85.00%
Operator name	PAMPA
Duration up to	2040
Argentinian Production 9 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Rincón de Aranda
Location	Neuquén
Direct participation	100.00%
Operator name	PAMPA
Duration up to	2058
Argentinian Production 10 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Veta Escondida
Location	Neuquén
Direct participation	55.00%
Operator name	PAMPA
Duration up to	2027
Argentinian Production 11 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Rincón del Mangrullo
Location	Neuquén
Direct participation	50.00%
Operator name	YPF
Duration up to	2052
Argentinian Production 12 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Los Blancos (ex Chirete)
Location	Salta
Direct participation	50.00%
Operator name	High Luck Group Limited
Duration up to	2045
Argentinian Exploration 1 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Parva Negra Este
Location	Neuquén
Direct participation	85.00%
Operator name	PAMPA
Duration up to	2025
Argentinian Exploration 2 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Río Atuel
Location	Mendoza
Direct participation	33.33%
Operator name	Petrolera El Trebol
Duration up to	2023
Argentinian Exploration 3 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Borde del Limay
Location	Neuquén
Direct participation	85.00%
Operator name	PAMPA
Duration up to	2015
Argentinian Exploration 4 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Los Vértices
Location	Neuquén
Direct participation	85.00%
Operator name	PAMPA
Duration up to	2015
Argentinian Exploration 5 [Member]
IfrsStatementLineItems [Line Items]
Joint operation name	Las Tacanas Norte
Location	Neuquén
Direct participation	90.00%
Operator name	PAMPA
Duration up to	2027